AB Sustainable International Thematic Fund

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 23.7%
Electronic Equipment, Instruments & Components – 8.1%
Halma PLC	890,836	$29,888,978
Keyence Corp.	47,500	18,677,483
Shimadzu Corp.	825,700	20,624,868

		69,191,329

Semiconductors & Semiconductor Equipment – 10.3%
Infineon Technologies AG	738,511	24,618,192
MediaTek, Inc.	291,000	12,542,232
NXP Semiconductors NV	101,613	19,312,567
Taiwan Semiconductor Manufacturing Co., Ltd.	1,091,000	30,725,822

		87,198,813

Software – 5.3%
Descartes Systems Group, Inc. (The)(a)	171,466	17,288,917
SAP SE	104,260	27,936,433

		45,225,350

		201,615,492

Financials – 19.6%
Banks – 6.0%
Erste Group Bank AG	287,280	19,871,471
HDFC Bank Ltd.	803,070	17,118,412
NU Holdings Ltd./Cayman Islands - Class A(a)	1,413,250	14,471,680

		51,461,563

Capital Markets – 5.9%
London Stock Exchange Group PLC	204,542	30,380,063
Partners Group Holding AG	13,971	19,883,557

		50,263,620

Insurance – 7.7%
AIA Group Ltd. - Class H	4,568,800	34,585,237
Beazley PLC	2,534,349	30,523,055

		65,108,292

		166,833,475

Health Care – 16.7%
Health Care Equipment & Supplies – 8.3%
Alcon AG(a)	292,911	27,792,864
STERIS PLC	50,593	11,466,903
Terumo Corp.	1,656,192	31,162,971

		70,422,738

Health Care Providers & Services – 1.1%
Apollo Hospitals Enterprise Ltd.	120,249	9,287,267

Life Sciences Tools & Services – 1.9%
ICON PLC(a)	46,663	8,165,558
Siegfried Holding AG (REG)(a)	7,910	8,127,827

		16,293,385

Pharmaceuticals – 5.4%
Haleon PLC	3,516,091	17,756,989
Roche Holding AG	86,155	28,355,992

		46,112,981

		142,116,371

Industrials – 14.4%
Commercial Services & Supplies – 3.6%
Veralto Corp.	309,764	30,186,502

Construction & Engineering – 1.5%
WSP Global, Inc.	76,273	12,943,698

Electrical Equipment – 2.4%
Prysmian SpA	368,970	20,310,693

Company		Shares		U.S. $ Value

Machinery – 0.7%
TOMRA Systems ASA		410,534		$5,861,494

Professional Services – 6.2%
Arcadis NV(a)		197,340		10,074,583
Experian PLC		521,409		24,159,657
RELX PLC		372,445		18,708,169

				52,942,409

				122,244,796

Consumer Staples – 9.8%
Food Products – 6.5%
Danone SA		434,685		33,247,001
Kerry Group PLC - Class A		205,434		21,511,977

				54,758,978

Personal Care Products – 3.3%
Unilever PLC		470,927		28,098,837

				82,857,815

Consumer Discretionary – 7.2%
Automobile Components – 1.9%
Autoliv, Inc.		180,860		15,997,067

Broadline Retail – 2.9%
MercadoLibre, Inc.(a)		12,520		24,424,893

Textiles, Apparel & Luxury Goods – 2.4%
On Holding AG - Class A(a)		464,210		20,388,103

				60,810,063

Energy – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
Cameco Corp.		615,580		25,337,273

Utilities – 2.9%

Water Utilities – 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		1,369,857		24,485,523

Total Common Stocks (cost $704,370,385)				826,300,808

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(b) (c) (d) (cost $15,036,565)		15,036,565		15,036,565

	Principal Amount (000)

Time Deposits – 0.2%
BBH, New York Zero Coupon, 04/01/2025	CHF	621		701,902
1.03%, 04/01/2025	SEK	843		83,855
1.12%, 04/01/2025	DKK	782		113,311
1.56%, 04/01/2025	CAD	126		87,789
3.23%, 04/01/2025	NOK	957		90,989
5.32%, 04/01/2025	ZAR	0	*	4
Citibank, London 1.35%, 04/01/2025	EUR	81		88,035
HSBC, Hong Kong 2.04%, 04/01/2025	HKD	684		87,940
Royal Bank of Canada, London 3.42%, 04/01/2025	GBP	251		323,713

	Principal Amount (000)		U.S. $ Value

SMBC, Tokyo 0.11%, 04/01/2025	JPY	13,041	$86,949

Total Time Deposits (cost $1,664,487)			1,664,487

Total Short-Term Investments (cost $16,701,052)			16,701,052

Total Investments – 99.3% (cost $721,071,437)(e)			843,001,860
Other assets less liabilities – 0.7%			6,215,938

Net Assets – 100.0%			$849,217,798

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	156,191	USD	26,921	04/02/2025	$(449,830)
Bank of America NA	USD	27,201	BRL	156,191	04/02/2025	170,407
Bank of America NA	USD	44,952	AUD	72,572	04/09/2025	396,736
Bank of America NA	USD	4,205	MXN	85,770	04/09/2025	(18,025)
Bank of America NA	IDR	233,861,567	USD	14,282	04/29/2025	261,583
Bank of America NA	USD	12,299	IDR	201,314,104	04/29/2025	(229,697)
Bank of America NA	CHF	34,165	USD	38,595	05/09/2025	(194,835)
Bank of America NA	USD	2,480	CHF	2,184	05/09/2025	(678)
Bank of America NA	USD	8,009	SGD	10,815	05/09/2025	57,127
Bank of America NA	GBP	76,037	USD	98,263	05/16/2025	48,949
Bank of America NA	USD	14,332	INR	1,247,960	05/22/2025	210,504
Bank of America NA	CNH	22,858	USD	3,164	06/05/2025	4,015
Bank of America NA	CNH	16,791	USD	2,321	06/05/2025	(85)
Bank of America NA	USD	5,651	CNH	40,660	06/05/2025	(29,681)
Barclays Bank PLC	AUD	3,559	USD	2,247	04/09/2025	22,974
Barclays Bank PLC	CAD	3,325	USD	2,324	04/11/2025	12,861
Barclays Bank PLC	USD	2,206	CAD	3,155	04/11/2025	(12,333)
Barclays Bank PLC	USD	18,480	SEK	204,625	04/16/2025	1,894,510
Barclays Bank PLC	JPY	667,208	USD	4,539	04/24/2025	79,953
Barclays Bank PLC	CHF	2,042	USD	2,325	05/09/2025	6,960
Barclays Bank PLC	CHF	3,530	USD	3,987	05/09/2025	(20,330)
Brown Brothers Harriman & Co.	AUD	3,679	USD	2,339	04/09/2025	40,477
Brown Brothers Harriman & Co.	CAD	3,383	USD	2,376	04/11/2025	23,721
Brown Brothers Harriman & Co.	USD	6,017	NOK	66,744	04/16/2025	326,653
Brown Brothers Harriman & Co.	HKD	20,033	USD	2,580	04/24/2025	3,601
Brown Brothers Harriman & Co.	JPY	365,743	USD	2,470	04/24/2025	25,383
Brown Brothers Harriman & Co.	USD	2,619	HKD	20,345	04/24/2025	(2,422)
Brown Brothers Harriman & Co.	USD	2,483	CHF	2,172	05/09/2025	(16,633)
Brown Brothers Harriman & Co.	GBP	2,903	USD	3,754	05/16/2025	4,548
Brown Brothers Harriman & Co.	CNH	16,294	USD	2,267	06/05/2025	14,669
Citibank NA	CAD	16,640	USD	11,576	04/11/2025	7,715
Citibank NA	USD	2,558	CAD	3,642	04/11/2025	(25,662)
Citibank NA	NOK	31,058	USD	2,795	04/16/2025	(156,866)
Citibank NA	USD	53,545	JPY	8,061,933	04/24/2025	337,061
Deutsche Bank AG	USD	2,404	JPY	353,140	04/24/2025	(43,864)
Deutsche Bank AG	USD	3,437	CHF	2,995	05/09/2025	(36,309)
Goldman Sachs Bank USA	SEK	21,929	USD	2,187	04/16/2025	3,210
Goldman Sachs Bank USA	USD	3,144	JPY	465,680	04/24/2025	(31,482)
Goldman Sachs Bank USA	USD	3,671	EUR	3,475	05/09/2025	94,166
HSBC Bank USA	BRL	14,012	USD	2,458	04/02/2025	2,089
HSBC Bank USA	USD	2,440	BRL	14,012	04/02/2025	15,287
HSBC Bank USA	AUD	3,781	USD	2,369	04/09/2025	5,819
HSBC Bank USA	USD	2,565	IDR	42,067,159	04/29/2025	(43,222)
JPMorgan Chase Bank NA	USD	6,072	ZAR	112,776	04/10/2025	74,681
JPMorgan Chase Bank NA	CAD	3,483	USD	2,438	04/11/2025	16,307
JPMorgan Chase Bank NA	CHF	2,370	USD	2,674	05/09/2025	(16,916)
JPMorgan Chase Bank NA	EUR	4,636	USD	5,089	05/09/2025	65,633

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	BRL	164,496	USD	28,647	04/02/2025	$(179,468)
Morgan Stanley Capital Services LLC	USD	28,524	BRL	164,496	04/02/2025	302,659
Morgan Stanley Capital Services LLC	USD	5,057	ILS	17,969	04/09/2025	(223,414)
Morgan Stanley Capital Services LLC	USD	22,658	CAD	32,945	04/11/2025	245,153
Morgan Stanley Capital Services LLC	USD	25,208	KRW	36,858,415	04/17/2025	(182,748)
Morgan Stanley Capital Services LLC	HKD	22,360	USD	2,878	04/24/2025	3,056
Morgan Stanley Capital Services LLC	JPY	373,811	USD	2,550	04/24/2025	51,834
Morgan Stanley Capital Services LLC	USD	2,378	JPY	352,921	04/24/2025	(19,226)
Morgan Stanley Capital Services LLC	BRL	164,496	USD	28,366	05/05/2025	(284,527)
Morgan Stanley Capital Services LLC	CHF	2,141	USD	2,442	05/09/2025	11,381
Morgan Stanley Capital Services LLC	EUR	18,460	USD	19,974	05/09/2025	(27,279)
Morgan Stanley Capital Services LLC	USD	65,948	EUR	62,463	05/09/2025	1,730,338
Morgan Stanley Capital Services LLC	USD	2,954	INR	254,280	05/22/2025	9,317
NatWest Markets PLC	JPY	772,437	USD	5,170	04/24/2025	7,651
NatWest Markets PLC	USD	3,654	EUR	3,492	05/09/2025	129,148
Standard Chartered Bank	BRL	33,697	USD	5,868	04/02/2025	(36,764)
Standard Chartered Bank	USD	5,790	BRL	33,697	04/02/2025	115,210
Standard Chartered Bank	KRW	3,234,802	USD	2,224	04/17/2025	27,423
Standard Chartered Bank	HKD	142,065	USD	18,281	04/24/2025	12,006
Standard Chartered Bank	USD	2,518	IDR	41,248,944	04/29/2025	(44,909)
Standard Chartered Bank	USD	2,595	TWD	84,663	05/23/2025	(40,062)
UBS AG	BRL	27,990	USD	4,782	04/02/2025	(122,913)
UBS AG	USD	4,874	BRL	27,990	04/02/2025	30,538
UBS AG	NOK	73,160	USD	6,416	04/16/2025	(537,475)
UBS AG	CHF	8,053	USD	9,183	05/09/2025	40,423
UBS AG	EUR	6,136	USD	6,631	05/09/2025	(17,420)
UBS AG	TWD	84,663	USD	2,573	05/23/2025	17,673
UBS AG	USD	78,352	CNH	564,719	06/05/2025	(279,564)

						$3,636,770

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,886,592 and gross unrealized depreciation of investments was $(27,319,399), resulting in net unrealized appreciation of $125,567,193.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub–indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

16.5%	United States
16.3%	United Kingdom
9.1%	Switzerland
8.4%	Japan
7.5%	Brazil
6.6%	Canada
6.2%	Germany
5.1%	Taiwan
4.1%	Hong Kong
3.9%	France
3.1%	India
2.6%	Ireland
2.4%	Italy
6.2%	Other
2.0%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.4% or less in the following: Austria, Sweden, Netherlands and Norway.

AB Sustainable International Thematic Fund

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$201,615,492	$-0-		$-0-	$201,615,492
Financials	34,343,151	132,490,324		-0-	166,833,475
Health Care	96,566,518	45,549,853		-0-	142,116,371
Industrials	53,204,783	69,040,013		-0-	122,244,796
Consumer Staples	21,511,977	61,345,838		-0-	82,857,815
Consumer Discretionary	60,810,063	-0-		-0-	60,810,063
Energy	25,337,273	-0-		-0-	25,337,273
Utilities	24,485,523	-0-		-0-	24,485,523
Short-Term Investments:
Investment Companies	15,036,565	-0-		-0-	15,036,565
Time Deposits	1,664,487	-0-		-0-	1,664,487

Total Investments in Securities	534,575,832	308,426,028	+	-0-	843,001,860
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	6,961,409		-0-	6,961,409
Liabilities
Forward Currency Exchange Contracts	-0-	(3,324,639)		-0-	(3,324,639)

Total	$534,575,832	$312,062,798		$-0-	$846,638,630

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2025 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$38,983	$236,187	$260,133	$15,037	$957
AB Government Money Market Portfolio*	-0-	21,982	21,982	-0-	0	**
Total				$15,037	$957

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.